Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying condensed consolidated financial statements reflect the application of certain significant accounting policies as described in this note and elsewhere in the accompanying consolidated financial statements and notes.

Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).

The Company has adopted its fiscal year-end to be March 31.

Basis of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All inter-company accounts and transactions have been eliminated upon consolidation.

Use of estimates

Management uses estimates and assumptions in preparing these financial statements in accordance with US GAAP. Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities in the balance sheets, and the reported revenue and expenses during the periods reported. Actual results may differ from these estimates.

Revenue recognition

In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 605, “Revenue Recognition”, the Company recognizes revenue from services when the following four revenue criteria are met: (1) persuasive evidence of an arrangement exists; (2) workshop has occurred; (3) selling price is fixed or determinable; and (4) collectability is reasonably assured.

Revenue from the provision of services is recognized when the workshop is completed and there are no continuing obligations to the customer. Revenue is recorded net of sales discounts, returns, allowances, and other adjustments that are based upon management’s best estimates and historical experience and are provided for in the same period as the related revenues are recorded. Based on limited operating history, management estimates that there was no sales return for the period reported.

Cost of revenue

Cost of revenues includes the workshop costs, trainers’ fees, partners share and all other costs that are directly attributable to the workshop.

Expenses

Expenses is primarily comprised of salary of staff and directors, travelling and accommodation, transportation fees such as petrol, toll and parking.

Cash and cash equivalents

The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.

Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and impairment. Depreciation of property, plant and equipment are calculated on the straight-line method over their estimated useful lives as follows:

Classification	Estimated useful lives
Computer	2.5 years
Office equipment	10 years
Furniture & Fittings	10 years
Office Renovations	10 years

Expenditures for maintenance and repairs are expensed as incurred.

Deferred income

Deferred income refers to fees received in advance for services which have not yet been performed. Deferred income is classified on the consolidated balance sheet as current liability.

Income taxes

Income taxes are determined in accordance with the provisions of ASC Topic 740, “Income Taxes” (“ASC Topic 740”). Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. Any effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

ASC 740 prescribes a comprehensive model for how companies should recognize, measure, present, and disclose in their financial statements uncertain tax positions taken or expected to be taken on a tax return. Under ASC 740, tax positions must initially be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions must initially and subsequently be measured as the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts.

The Company conducts major businesses in Malaysia and is subject to tax in this jurisdiction. As a result of its business activities, the Company will file tax returns that are subject to examination by the foreign tax authority.

Net income/(loss) per share

The Company calculates net income/(loss) per share in accordance with ASC Topic 260, “Earnings per Share.” Basic income/(loss) per share is computed by dividing the net income/(loss) by the weighted-average number of common shares outstanding during the period. Diluted income per share is computed similar to basic income/(loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common stock equivalents had been issued and if the additional common shares were dilutive.

Foreign currencies translation

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are recorded in the Condensed Consolidated Statements of Operations and Comprehensive Income.

The reporting currency of the Company is United States Dollars (“US$”) and the accompanying financial statements have been expressed in US$. In addition, the Company’s subsidiary in Malaysia maintains its books and record in its local currency, Ringgits Malaysia (“RM”), which is functional currency as being the primary currency of the economic environment in which the entity operates.

In general, for consolidation purposes, assets and liabilities of its subsidiaries whose functional currency is not US$ are translated into US$, in accordance with ASC Topic 830-30, “Translation of Financial Statement”, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of financial statements of foreign subsidiary are recorded as a separate component of accumulated other comprehensive income within the statements of stockholders’ equity.

Translation of amounts from RM into US$1 and HK$1 into US$1 have been made at the following exchange rates for the respective periods:

	As of and for the nine months ended	As of and for the year ended
	December 31, 2017	March 31, 2017
Period-end RM: US$1 exchange rate	4.0475	4.4230
Period-average RM: US$1 exchange rate	4.2279	4.2300
Period-end US$: HK$1 exchange rate	0.1278	0.1288
Period-average US$: HK$1 exchange rate	0.1281	0.1289
Period-end US$: AU$1 exchange rate	0.7658	-
Period-average US$: AU$1 exchange rate	0.7761	-

Fair value of financial instruments:

The carrying value of the Company’s financial instruments: cash and cash equivalents, and accounts payable and approximate at their fair values because of the short-term nature of these financial instruments.

The Company also follows the guidance of the ASC Topic 820-10, “Fair Value Measurements and Disclosures” (“ASC 820-10”), with respect to financial assets and liabilities that are measured at fair value. ASC 820-10 establishes a three-tier fair value hierarchy that prioritizes the inputs used in measuring fair value as follows:

Level 1: Observable inputs such as quoted prices in active markets;

Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Recent accounting pronouncements

FASB issues various Accounting Standards Updates relating to the treatment and recording of certain accounting transactions.

Revenue Recognition

In May 2014, the FASB issued Accounting Standards Update No. 2014-09, “Revenue from Contracts with Customers” (“ASU 2014-09”). ASU 2014-09 supersedes the revenue recognition requirements in “Revenue Recognition (Topic 605)” and requires entities to recognize revenue from contracts with customers for transfers of goods and services and transfers of nonfinancial assets, unless those contracts are within the scope of other guidance. The guidance also requires new qualitative and quantitative disclosures about contract balances and performance obligations. We will adopt ASU 2014-09 in the first quarter of 2018 under the modified retrospective method where the cumulative effect is recognized at the date of initial application. Based on our evaluation under the current guidance, we estimate that substantially all of our interest income and non-interest income will not be impacted by the adoption of this ASU because either the revenue from those contracts with customers is covered by other guidance in U.S. GAAP or the revenue recognition outcomes anticipated with the adoption of this ASU will likely be similar to our current revenue recognition practices. In addition, we reviewed, and where necessary, enhanced our business processes, systems and controls to support recognition and disclosures under the new standard. The adoption of this Update is not expected to have a material effect on our consolidated financial statements.

Leases

In February 2016, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842). Under the new guidance, lessees will be required to put most leases on their balance sheets but recognize expenses in the income statement similar to current accounting. In addition, the Update changes the guidance for sale-leaseback transactions, initial direct costs and lease executory costs for most entities. All entities will classify leases to determine how to recognize lease related revenue and expense. The Update is effective in the first quarter of 2019 with modified retrospective application including a number of optional practical expedients. Early adoption is permitted. We are currently assessing the potential impact to our consolidated financial statements.

Investments

In March 2016, FASB issued ASU 2016-07, Investments—Equity Method and Joint Ventures (Topic 323), Simplifying The Transition To the Equity Method Of Accounting, eliminates the requirement for an investor to retrospectively apply the equity method when an investment that it had accounted for by another method qualifies for use of the equity method. The Update was adopted in the first quarter of 2017 by prospective application. This Update did not have a material effect on our consolidated financial statements.

Statement of Cash Flows

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230). Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force), adds or clarifies guidance on eight cash flow issues. The Update is effective the first quarter of 2018. This Update will be applied retrospectively to all periods presented. Early adoption is permitted. This Update is not expected to have a material effect on our consolidated financial statements.

Business Combinations

In January 2017, the Financial Accounting Standards Board (“FASB) issued Accounting Standards Update (“ASU”) No. 2017-01. ASU 2017-01 supersedes the business recognition requirements in “Business Combinations (Topic 850)”, and clarifies the definition of a business with the objective of providing guidance to assist in the evaluation of whether transactions should be accounted for as acquisitions (disposals) of assets or businesses. The Update is effective for the first quarter of 2018. Early adoption is permitted for transactions that occurred before the issuance date or effective date of the Update if the transactions were not reported in financial statements that have been issued or made available for issuance. This Update is applied prospectively and did not have a material effect on our consolidated financial statements.

Goodwill

In January 2017, FASB issued ASU 2017-04, Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment. Under the new guidance, eliminates the requirement of Step 2 in the current guidance to calculate the implied fair value of goodwill to measure a goodwill impairment charge. Instead, entities will record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value in Step 1 of the current guidance. The Update is effective the first quarter of 2020. Early adoption is permitted for annual or interim goodwill impairment tests with a measurement date after January 1, 2017. We adopted this Update in the first quarter of 2018 and it did not have a material effect on our consolidated financial statements.

Reporting Comprehensive Income

In February 2018, FASB issued ASU 2018-02, Income Statement – Reporting Comprehensive Income (Topic 220), Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. The new guidance allows for the reclassification from other comprehensive income to retained earnings for stranded tax effects resulting from the enacted tax bill H.R.1, commonly referred to as the Tax Cuts and Jobs Act (the TCJA). The Update also allows an accounting policy election to reclassify other stranded tax effects that relate to the TCJA but not directly related to the change in federal tax rate. This Update is effective in the first quarter of 2019. Early adoption is permitted for reporting periods for which financial statements have not yet been issued. We adopted this Update in the fourth quarter of 2018 by retrospective application. This Update did not have a material effect on our consolidated financial statements.

Financial Instruments - Recognition and Measurement

In January 2016, FASB issued ASU 2016-01, Financial Instruments—Overall (Subtopic 825-10), Recognition and Measurement of Financial Assets and Financial Liabilities, amends the presentation and accounting for certain financial instruments, including liabilities measured at fair value under the fair value option, and equity investments. The guidance also updates fair value presentation and disclosure requirements for financial instruments measured at amortized cost. The Update is effective in the first quarter of 2018 with a cumulative-effect adjustment as of the beginning of the fiscal year of adoption. Early adoption is prohibited except for the provision requiring the recognition of changes in fair value related to changes in an entity’s own credit risk in other comprehensive income for financial liabilities measured using the fair value option. This Update is not expected to have a material effect on our consolidated financial statements.

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and do not believe the future adoption of any such pronouncements may be expected to cause a material impact on its financial condition or the results of its operations.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying consolidated financial statements reflect the application of certain significant accounting policies as described in this note and elsewhere in the accompanying consolidated financial statements and notes.

Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).

The Company has adopted its fiscal year-end to be March 31.

Basis of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All inter-company accounts and transactions have been eliminated upon consolidation.

Use of estimates

Management uses estimates and assumptions in preparing these financial statements in accordance with US GAAP. Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities in the balance sheets, and the reported revenue and expenses during the periods reported. Actual results may differ from these estimates.

Revenue recognition

In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 605, “Revenue Recognition”, the Company recognizes revenue from services when the following four revenue criteria are met: (1) persuasive evidence of an arrangement exists; (2) workshop has occurred; (3) selling price is fixed or determinable; and (4) collectability is reasonably assured.

Revenue from the provision of services is recognized when the workshop is completed and there are no continuing obligations to the customer. Revenue is recorded net of sales discounts, returns, allowances, and other adjustments that are based upon management’s best estimates and historical experience and are provided for in the same period as the related revenues are recorded. Based on limited operating history, management estimates that there was no sales return for the period reported.

Cost of revenue

Cost of revenues includes the workshop cost, trainers’ fees, partners share and all other costs that are directly attributable to the workshop.

Expenses

Expenses is primarily comprised of salary of staff and directors, travelling and accommodation, transportation fees such as petrol, toll and parking.

Cash and cash equivalents

The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.

Plant and equipment

Plant and equipment are stated at cost less accumulated depreciation and impairment. Depreciation of plant and equipment are calculated on the straight-line method over their estimated useful lives as follows:

Classification	Estimated useful lives
Computer and software	5 years
Office equipment	10 years

Expenditures for maintenance and repairs are expensed as incurred.

Deferred income

Deferred income refers to fees received in advance for services which have not yet been performed. Deferred income is classified on the consolidated balance sheet as current liability.

Income taxes

Income taxes are determined in accordance with the provisions of ASC Topic 740, “Income Taxes” (“ASC Topic 740”). Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. Any effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

ASC 740 prescribes a comprehensive model for how companies should recognize, measure, present, and disclose in their financial statements uncertain tax positions taken or expected to be taken on a tax return. Under ASC 740, tax positions must initially be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions must initially and subsequently be measured as the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts.

The Company conducts major businesses in Malaysia and is subject to tax in this jurisdiction. As a result of its business activities, the Company will file tax returns that are subject to examination by the foreign tax authority.

Net income/(loss) per share

The Company calculates net income/(loss) per share in accordance with ASC Topic 260, “Earnings per Share.” Basic income/(loss) per share is computed by dividing the net income/(loss) by the weighted-average number of common shares outstanding during the period. Diluted income per share is computed similar to basic income/(loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common stock equivalents had been issued and if the additional common shares were dilutive.

Foreign currencies translation

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are recorded in the statements of operations and comprehensive income.

The reporting currency of the Company is United States Dollars (“US$”) and the accompanying financial statements have been expressed in US$. In addition, the Company’s subsidiary in Malaysia and Hong Kong maintain their books and records in their respective local currency, Ringgits Malaysia (“RM”) and Hong Kong Dollars (“HKD$”), which is the respective functional currency as being the primary currency of the economic environment in which each subsidiary operates.

In general, for consolidation purposes, assets and liabilities of its subsidiaries whose functional currency is not US$ are translated into US$, in accordance with ASC Topic 830-30, “Translation of Financial Statement”, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of financial statements of foreign subsidiary are recorded as a separate component of accumulated other comprehensive income within the statements of stockholders’ equity.

Translation of amounts from RM into US$1 and HK$ into US$1 have been made at the following exchange rates for the respective periods:

	As of and for the year ended	As of and for the period ended
	March 31, 2017	March 31, 2016

Period-end RM: US$1 exchange rate	4.4230	-
Period-average RM: US$1 exchange rate	4.2300	-
Period-end US$: HK$1 exchange rate	0.1288	-
Period-average US$: HK$1 exchange rate	0.1289	-

Fair value of financial instruments:

The carrying value of the Company’s financial instruments: cash and cash equivalents, and accounts payable and approximate at their fair values because of the short-term nature of these financial instruments.

The Company also follows the guidance of the ASC Topic 820-10, “Fair Value Measurements and Disclosures” (“ASC 820-10”), with respect to financial assets and liabilities that are measured at fair value. ASC 820-10 establishes a three-tier fair value hierarchy that prioritizes the inputs used in measuring fair value as follows:

Level 1: Observable inputs such as quoted prices in active markets;

Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Recent accounting pronouncements

FASB issues various Accounting Standards Updates relating to the treatment and recording of certain accounting transactions.

Revenue Recognition

In May 2014, the FASB issued Accounting Standards Update No. 2014-09, “Revenue from Contracts with Customers” (“ASU 2014-09”). ASU 2014-09 supersedes the revenue recognition requirements in “Revenue Recognition (Topic 605)” and requires entities to recognize revenue from contracts with customers for transfers of goods and services and transfers of nonfinancial assets, unless those contracts are within the scope of other guidance. The guidance also requires new qualitative and quantitative disclosures about contract balances and performance obligations. We will adopt ASU 2014-09 in the first quarter of 2018 under the modified retrospective method where the cumulative effect is recognized at the date of initial application. Based on our evaluation under the current guidance, we estimate that substantially all of our interest income and non-interest income will not be impacted by the adoption of this ASU because either the revenue from those contracts with customers is covered by other guidance in U.S. GAAP or the revenue recognition outcomes anticipated with the adoption of this ASU will likely be similar to our current revenue recognition practices. In addition, we reviewed, and where necessary, enhanced our business processes, systems and controls to support recognition and disclosures under the new standard. The adoption of this Update is not expected to have a material effect on our consolidated financial statements.

Leases

In February 2016, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842). Under the new guidance, lessees will be required to put most leases on their balance sheets but recognize expenses in the income statement similar to current accounting. In addition, the Update changes the guidance for sale-leaseback transactions, initial direct costs and lease executory costs for most entities. All entities will classify leases to determine how to recognize lease related revenue and expense. The Update is effective in the first quarter of 2019 with modified retrospective application including a number of optional practical expedients. Early adoption is permitted. We are currently assessing the potential impact to our consolidated financial statements.

Investments

In March 2016, FASB issued ASU 2016-07, Investments—Equity Method and Joint Ventures (Topic 323), Simplifying The Transition To the Equity Method Of Accounting, eliminates the requirement for an investor to retrospectively apply the equity method when an investment that it had accounted for by another method qualifies for use of the equity method. The Update was adopted in the first quarter of 2017 by prospective application. This Update did not have a material effect on our consolidated financial statements.

Statement of Cash Flows

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230). Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force), adds or clarifies guidance on eight cash flow issues. The Update is effective the first quarter of 2018. This Update will be applied retrospectively to all periods presented. Early adoption is permitted. This Update is not expected to have a material effect on our consolidated financial statements.

Business Combinations

In January 2017, the Financial Accounting Standards Board (“FASB) issued Accounting Standards Update (“ASU”) No. 2017-01. ASU 2017-01 supersedes the business recognition requirements in “Business Combinations (Topic 850)”, and clarifies the definition of a business with the objective of providing guidance to assist in the evaluation of whether transactions should be accounted for as acquisitions (disposals) of assets or businesses. The Update is effective for the first quarter of 2018. Early adoption is permitted for transactions that occurred before the issuance date or effective date of the Update if the transactions were not reported in financial statements that have been issued or made available for issuance. This Update is applied prospectively and did not have a material effect on our consolidated financial statements.

Goodwill

In January 2017, FASB issued ASU 2017-04, Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment. Under the new guidance, eliminates the requirement of Step 2 in the current guidance to calculate the implied fair value of goodwill to measure a goodwill impairment charge. Instead, entities will record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value in Step 1 of the current guidance. The Update is effective the first quarter of 2020. Early adoption is permitted for annual or interim goodwill impairment tests with a measurement date after January 1, 2017. We adopted this Update in the first quarter of 2018 and it did not have a material effect on our consolidated financial statements.

Reporting Comprehensive Income

In February 2018, FASB issued ASU 2018-02, Income Statement – Reporting Comprehensive Income (Topic 220), Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. The new guidance allows for the reclassification from other comprehensive income to retained earnings for stranded tax effects resulting from the enacted tax bill H.R.1, commonly referred to as the Tax Cuts and Jobs Act (the TCJA). The Update also allows an accounting policy election to reclassify other stranded tax effects that relate to the TCJA but not directly related to the change in federal tax rate. This Update is effective in the first quarter of 2019. Early adoption is permitted for reporting periods for which financial statements have not yet been issued. We adopted this Update in the fourth quarter of 2018 by retrospective application. This Update did not have a material effect on our consolidated financial statements.

Financial Instruments - Recognition and Measurement

In January 2016, FASB issued ASU 2016-01, Financial Instruments—Overall (Subtopic 825-10), Recognition and Measurement of Financial Assets and Financial Liabilities, amends the presentation and accounting for certain financial instruments, including liabilities measured at fair value under the fair value option, and equity investments. The guidance also updates fair value presentation and disclosure requirements for financial instruments measured at amortized cost. The Update is effective in the first quarter of 2018 with a cumulative-effect adjustment as of the beginning of the fiscal year of adoption. Early adoption is prohibited except for the provision requiring the recognition of changes in fair value related to changes in an entity’s own credit risk in other comprehensive income for financial liabilities measured using the fair value option. This Update is not expected to have a material effect on our consolidated financial statements.

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and do not believe the future adoption of any such pronouncements may be expected to cause a material impact on its financial condition or the results of its operations.